Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
At cost:
Computer and transmission equipment	7,472	8,953	1,298
Furniture, fixtures and office equipment	584	1,937	281
Total	8,056	10,890	1,579
Less: accumulated depreciation	(6,382)	(8,155)	(1,182)
Property and equipment, net	1,674	2,735	397

For the years ended December 31, 2020, 2021 and 2022, depreciation expense was RMB555, RMB745 and RMB1,149 (US$167), respectively.